Summary of Significant Accounting Policies - Schedule of Maturity of Future Lease Collections (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Lease Collections [Abstract]
2026	$ 1,232,810
2027	557,960
2028	76,840
2029
2030 and threafter
Total	$ 1,867,610